Change in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended			11 Months Ended	12 Months Ended
		Aug. 14, 2013		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016		Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance						$ (13,287)		$ 12,891	$ 0	$ 12,891
Other comprehensive income (loss) before reclassifications	[1]								12,891	(26,178)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent						(24,762)	[2]	(53,507)
Amounts reclassified from other comprehensive income (loss)				$ 0	$ 0	0		0
Ending balance		$ 0		(38,061)	(40,616)	(38,061)		(40,616)	12,891	(13,287)
Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,686)							(947)		$ (3,045)
Other comprehensive income (loss) before reclassifications		739	[1]								247	[3]
Amounts reclassified from other comprehensive income (loss)	[3]										1,112
Ending balance		(947)									(1,686)
CD Cartondruck GmBH
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income from noncontrolling interest due to the purchase of CD Cartondruck GmBH						(12)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance						(33,045)		5,919	0	5,919
Other comprehensive income (loss) before reclassifications	[1]								5,919	(38,964)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent						(22,764)	[2]	(52,831)
Ending balance		0		(55,821)	(46,912)	(55,821)		(46,912)	5,919	(33,045)
Foreign Currency Translation Adjustments | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(1,686)							(955)		(2,077)
Other comprehensive income (loss) before reclassifications		731	[1]								391	[3]
Amounts reclassified from other comprehensive income (loss)	[3]										0
Ending balance		(955)									(1,686)
Foreign Currency Translation Adjustments | CD Cartondruck GmBH
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income from noncontrolling interest due to the purchase of CD Cartondruck GmBH						(12)
Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance						15		9	0	9
Other comprehensive income (loss) before reclassifications	[1]								9	6
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent						89	[2]	114
Ending balance		0		104	123	104		123	9	15
Available for Sale Securities | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		0							8		(968)
Other comprehensive income (loss) before reclassifications		8	[1]								(144)	[3]
Amounts reclassified from other comprehensive income (loss)	[3]										1,112
Ending balance		8									0
Available for Sale Securities | CD Cartondruck GmBH
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income from noncontrolling interest due to the purchase of CD Cartondruck GmBH						0
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance						19,743		6,963	0	6,963
Other comprehensive income (loss) before reclassifications	[1]								6,963	12,780
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent						(2,087)	[2]	(790)
Ending balance		0		$ 17,656	$ 6,173	17,656		$ 6,173	6,963	$ 19,743
Pension Adjustments | Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		0							$ 0		0
Other comprehensive income (loss) before reclassifications		0	[1]								0	[3]
Amounts reclassified from other comprehensive income (loss)	[3]										0
Ending balance		$ 0									$ 0
Pension Adjustments | CD Cartondruck GmBH
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income from noncontrolling interest due to the purchase of CD Cartondruck GmBH						$ 0

[1]	Other comprehensive income (loss) is reported net of taxes and noncontrolling interest.
[2]	Includes $12,375 of unrealized foreign currency gains and losses related to intercompany foreign currency transactions that are of a long-term investment nature and a net investment hedge.
[3]	Amounts reclassified are included in other income (expense), net.